Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 5 - PROPERTY AND EQUIPMENT, NET:

Property, plant and equipment, net consisted of the following:

	December 31,
	2019	2018
	USD in thousands
Cost: machinery and equipment	132	286
Less: accumulated deprecation	(73)	(273)
Total property and equipment, net	59	13

Depreciation expenses were USD 6 thousand and USD 5 thousand in the years ended December 31, 2019 and 2018, respectively.